Fair Value of Financial Instruments - Significant Unobservable Inputs (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 21,508,598,400	$ 11,549,149,400
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	14,497,808,000	5,935,498,000
Level 3 | First lien senior secured loans | Yield analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 10,364,836,000
Level 3 | First lien senior secured loans | Yield analysis | Market yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		$ 4,384,607,000
Level 3 | First lien senior secured loans | Yield analysis | Market yield | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.055	0.063
Level 3 | First lien senior secured loans | Yield analysis | Market yield | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.191	0.158
Level 3 | First lien senior secured loans | Yield analysis | Market yield | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.091	0.10
Level 3 | First lien senior secured loans | Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 167,884,000
Level 3 | First lien senior secured loans | Broker quotes | Market yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		$ 263,920,000
Level 3 | First lien senior secured loans | Transaction cost
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	10,150,000
Level 3 | Second lien senior secured loans | Yield analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 141,949,000
Level 3 | Second lien senior secured loans | Yield analysis | Market yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		$ 29,942,000
Level 3 | Second lien senior secured loans | Yield analysis | Market yield | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.082	0.096
Level 3 | Second lien senior secured loans | Yield analysis | Market yield | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.196	0.16
Level 3 | Second lien senior secured loans | Yield analysis | Market yield | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.129	0.113
Level 3 | Senior subordinated loans | Yield analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 1,032,512,000
Level 3 | Senior subordinated loans | Yield analysis | Market yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		$ 213,500,000
Level 3 | Senior subordinated loans | Yield analysis | Market yield | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.07	0.084
Level 3 | Senior subordinated loans | Yield analysis | Market yield | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.247	0.183
Level 3 | Senior subordinated loans | Yield analysis | Market yield | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.106	0.113
Level 3 | Senior subordinated loans | Transaction cost
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 31,244,000
Level 3 | Corporate bonds | Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	99,063,000	$ 40,286,000
Level 3 | Corporate bonds | Transaction cost
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		25,026,000
Level 3 | Collateralized loan obligations | Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,047,274,000	344,155,000
Level 3 | Collateralized loan obligations | Transaction cost
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	3,990,000	26,830,000
Level 3 | Commercial mortgage-backed securities | Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 99,962,000	29,161,000
Level 3 | Private asset-backed investments | Market yield | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.087
Level 3 | Private asset-backed investments | Yield analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 202,865,000
Level 3 | Private asset-backed investments | Yield analysis | Market yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		$ 99,799,000
Level 3 | Private asset-backed investments | Yield analysis | Market yield | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.04	0.026
Level 3 | Private asset-backed investments | Yield analysis | Market yield | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.138	0.138
Level 3 | Private asset-backed investments | Yield analysis | Market yield | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.10	0.088
Level 3 | Private asset-backed investments | Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 50,750,000	$ 29,782,000
Level 3 | Private asset-backed investments | Transaction cost
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	41,570,000	74,643,000
Level 3 | Private asset-backed investments | Income (other)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 5,762,000
Level 3 | Private asset-backed investments | Income (other) | Market yield | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.017
Level 3 | Private asset-backed investments | Income (other) | Constant default rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		$ 4,133,000
Level 3 | Private asset-backed investments | Income (other) | Constant default rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0	0
Level 3 | Private asset-backed investments | Income (other) | Constant default rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.07	0.103
Level 3 | Private asset-backed investments | Income (other) | Constant default rate | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input		0.04
Level 3 | Investments in joint ventures | Yield analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 391,000,000
Level 3 | Investments in joint ventures | Yield analysis | Market yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.10
Level 3 | Preferred equity | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.071
Level 3 | Preferred equity | Yield analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 152,001,000
Level 3 | Preferred equity | Yield analysis | Market yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		$ 67,424,000
Level 3 | Preferred equity | Yield analysis | Market yield | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.098	0.098
Level 3 | Preferred equity | Yield analysis | Market yield | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.15	0.15
Level 3 | Preferred equity | Yield analysis | Market yield | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.129	0.125
Level 3 | Preferred equity | EV market multiple analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 165,475,000
Level 3 | Preferred equity | EV market multiple analysis | EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		$ 55,146,000
Level 3 | Preferred equity | EV market multiple analysis | EBITDA multiple | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.071	0.034
Level 3 | Preferred equity | EV market multiple analysis | EBITDA multiple | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.225	0.23
Level 3 | Preferred equity | EV market multiple analysis | EBITDA multiple | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	12.4	18.1
Level 3 | Other equity | EV market multiple analysis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 489,521,000
Level 3 | Other equity | EV market multiple analysis | EBITDA multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		$ 247,144,000
Level 3 | Other equity | EV market multiple analysis | EBITDA multiple | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.072	0.08
Level 3 | Other equity | EV market multiple analysis | EBITDA multiple | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	0.33	0.346
Level 3 | Other equity | EV market multiple analysis | EBITDA multiple | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable Input	15.1	12.7